Capital Structure, Dividends (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 06, 2023 USD ($)	Jan. 10, 2023 USD ($) Vessel $ / shares	Jun. 30, 2023 USD ($)	May 17, 2023 $ / shares	Feb. 22, 2023 $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Dividends [Abstract]
Dividend payable, date declared			Nov. 29, 2022
Number of vessels acquired | Vessel		2
Dividend payable, date of payment			Jan. 10, 2023
Dividend payable, date of record			Dec. 12, 2022
Dividends payable | $			$ 667			$ 7,373	$ 0
Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable | $			$ 667
Special Dividend [Member]
Dividends [Abstract]
Dividends paid | $		$ 7,373
Dividend payable (in dollars per share) | $ / shares		$ 1
Quarterly Dividend [Member]
Dividends [Abstract]
Dividend payable, date declared			Feb. 22, 2023
Dividend payable (in dollars per share) | $ / shares					$ 0.075
Quarterly Dividend for Q4 2022 [Member]
Dividends [Abstract]
Dividends paid | $	$ 667
Dividend payable (in dollars per share) | $ / shares					$ 0.075
Dividend payable, date of payment			Apr. 06, 2023
Quarterly Dividend for Q1 2023 [Member]
Dividends [Abstract]
Dividend payable, date declared			May 17, 2023
Dividend payable (in dollars per share) | $ / shares				$ 0.075
Dividend payable, date of payment			Jul. 06, 2023
Dividend payable, date of record			Jun. 22, 2023